Tradr 2X Long QBTS Daily ETF

SCHEDULE OF INVESTMENTS

As of December 31, 2025 (Unaudited)

Value
Other Assets in Excess of Liabilities — 100.0%	$107,931,965
TOTAL NET ASSETS — 100.0%	$107,931,965

SWAP CONTRACTS

EQUITY SWAP CONTRACTS

Counterparty	Description	Pay/Receive Equity on Reference Entity	Financing Rate	Pay/Receive Frequency	Termination Date	Notional Amount	Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Clear Street	D-Wave Quantum, Inc.	Receive	9.90% (OBFR01* + 625bps)	At Maturity	7/22/2026	$87,833,441	$-	$13,605,589
Marex	D-Wave Quantum, Inc.	Receive	10.40% (OBFR01* + 675bps)	At Maturity	5/25/2026	88,821,909	-	11,636,738
TOTAL EQUITY SWAP CONTRACTS								$25,242,327

*	OBFR01 - Overnight Bank Funding Rate, 3.65% as of December 31, 2025.